GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017
Goodwill
Goodwill, Beginning Balance	$ 212,644	$ 198,535
Acquisitions	13,288	11,413
Foreign Exchange, Net	(1,815)	2,696
Goodwill, Ending Balance	224,117	212,644
North
Goodwill
Goodwill, Beginning Balance	51,127	43,386
Acquisitions	4,292	7,391
Foreign Exchange, Net	(365)	350
Goodwill, Ending Balance	55,054	51,127
South
Goodwill
Goodwill, Beginning Balance	46,738	43,625
Acquisitions	8,996	3,113
Goodwill, Ending Balance	55,734	46,738
West
Goodwill
Goodwill, Beginning Balance	87,730	87,730
Goodwill, Ending Balance	87,730	87,730
All Other
Goodwill
Goodwill, Beginning Balance	27,049	23,794
Acquisitions		909
Foreign Exchange, Net	(1,450)	2,346
Goodwill, Ending Balance	$ 25,599	$ 27,049